SECURED BORROWING (Tables)	12 Months Ended
Dec. 31, 2017
SECURED BORROWING [Abstract]
Schedule of maturity profile of secured borrowings
	RMB	US$
Within one year	85,106	13,081
Between two and three years	81,602	12,542
Between three and four years	81,896	12,587
	248,604	38,210